Note G - Pensions and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note G - Pensions and Other Postretirement Benefits

The Company sponsors a defined benefit pension plan (“Plan”) covering certain domestic employees. Benefits are based on each covered employee’s years of service and compensation. The Plan is funded in conformity with the funding requirements of applicable U.S. regulations. The Plan was closed to new participants effective January 1, 2008.  Employees hired after this date participate in an enhanced 401(k) plan instead of the defined benefit pension plan.

Additionally, the Company sponsors defined contribution pension plans covering certain domestic employees and all Canadian employees. Total contributions for the plans in 2012, 2011 and 2010 were $1.3 million, $1.0 million and $928,000, respectively.

The Company also sponsors a non-contributory defined benefit health care plan that provides health benefits to certain domestic and Canadian retirees and their spouses.  The Company funds the cost of these benefits as incurred.  For measurement purposes, and based on maximum benefits as defined by the plan, a zero percent annual rate of increase in the per capita cost of covered health care benefits for retirees age 65 and over was assumed for 2012 and is expected to remain constant going forward. A 5% rate of increase for retirees under age 65 was assumed.

The Company recognizes the obligations associated with its defined benefit pension plan and defined benefit health care plan in its consolidated financial statements. The following table presents the plans’ funded status as of the measurement date reconciled with amounts recognized in the Company’s consolidated balance sheets:

	Pension Plan		Postretirement Plan
	2012	2011	2012	2011
Accumulated benefit obligation at end of year	$65,427	$58,278	$23,794	$24,094
Change in benefit obligation:
Benefit obligation at beginning of year	$72,325	$62,865	$24,094	$23,882
Service cost	3,188	2,856	1,156	1,052
Interest cost	2,803	3,068	871	1,107
Settlement loss	263	177	-	-
Benefits paid	(6,974)	(6,645)	(1,324)	(1,291)
Effect of foreign exchange	-	-	24	(20)
Actuarial loss or (gain)	9,543	10,004	(1,027)	(636)
Benefit obligation at end of year	$81,148	$72,325	$23,794	$24,094

Change in plan assets:
Fair value of plan assets at beginning of year	$65,754	$64,150	$-	$-
Actual return on plan assets	7,651	1,049	-	-
Employer contributions	7,200	7,200	1,324	1,291
Benefits paid	(6,974)	(6,645)	(1,324)	(1,291)
Fair value of plan assets at end of year	73,631	65,754	-	-
Funded status at end of year	$(7,517)	$(6,571)	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	$-	$-	$(1,394)	$(1,389)
Noncurrent liabilities	(7,517)	(6,571)	(22,399)	(22,705)
	$(7,517)	$(6,571)	$(23,793)	$(24,094)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss or (gain)	$35,029	$33,658	$(8,154)	$(7,770)
Deferred tax (benefit) expense	(13,434)	(12,931)	3,160	2,969
After tax actuarial loss or (gain)	$21,595	$20,727	$(4,994)	$(4,801)

Components of net periodic benefit cost:
Service cost	$3,188	$2,856	$1,156	$1,052
Interest cost	2,803	3,068	871	1,107
Expected return on plan assets	(4,591)	(4,539)	-	-
Recognized actuarial loss or (gain)	2,441	1,675	(647)	(656)
Settlement loss	2,935	3,010	-	-
Net periodic benefit cost	$6,776	$6,070	$1,380	$1,503

Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$1,371	$8,985	$(384)	$20
Total income recognized in net periodic benefit cost and other comprehensive income	$8,147	$15,055	$996	$1,523

During the fourth quarter of 2012 and 2011, the Company recorded non-cash settlement losses relating to retirees that received lump-sum distributions from the Company’s defined benefit pension plan totaling $2.9 million and $3.0 million, respectively. These charges were the result of lump-sum payments to retirees in 2012 and 2011 which exceeded the plan’s actuarial service and interest costs threshold in each of 2012 and 2011.

The prior service cost is amortized on a straight-line basis over the average estimated remaining service period of active participants. The unrecognized actuarial gain or loss in excess of the greater of 10% of the benefit obligation or the market value of plan assets is also amortized on a straight-line basis over the average estimated remaining service period of active participants.

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.40%	4.00%	3.20%	3.76%
Rate of compensation increase	3.50%	3.50%	-	-

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.00%	5.00%	3.76%	4.85%
Expected long-term rate of return on plan assets	7.00%	7.00%	-	-
Rate of compensation increase	3.50%	3.50%	-	-

The investment return of the Company’s Pension Plan asset allocation is currently measured against those of a target portfolio consisting of 60% fixed income securities and 40% equities.

Currently, equities (including all convertible securities) may comprise up to 70% of the Plan’s assets market value, with a minimum requirement of 20%. Fixed income/floating rate securities (including preferred stocks and cash equivalents) should not exceed 80% of the Plan’s market value and may represent as little as 30%. Cash and cash equivalents (including all senior debt securities with less than one year to maturity) may comprise up to 40% of the Plan’s market value. Cash and cash equivalents may constitute zero assets in the Account at the manager’s discretion. Non-U.S. corporate securities may comprise up to 35% of the account.

Financial instruments included in pension plan assets are categorized into a fair value hierarchy of three levels, based on the degree of subjectivity inherent in the valuation methodology. Level 1 assets are based on unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets. Level 2 assets are valued at inputs other than quoted prices in active markets for identical assets that are observable either directly or indirectly for substantially the full term of the assets. Level 3 assets are valued based on unobservable inputs for the asset (i.e., supported by little or no market activity). These inputs include management’s own assessments about the assumptions that market participants would use in pricing assets (including assumptions about risk). The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.

All of the Plan’s assets are in level 1 within the fair value hierarchy, and the following table sets forth by asset class the Pension Plan’s assets:

	2012	%	2011	%
Asset allocation by category:
U.S. equity	$18,073	25	$12,439	19
Non-U.S. equity	9,555	13	6,493	10
Balanced	6,210	8	7,961	12
U.S. fixed income	39,778	54	38,837	59
Cash and cash equivalents	15	-	24	-
Total fair value of Plan assets	$73,631	100	$65,754	100

Contributions

The Company currently expects to contribute $7.2 million to its Pension Plan in 2013.

Expected future benefit payments

Future benefit payments are expected to be paid as follows based on most recent actuarial calculations:

	2013	2014	2015	2016	2017	Thereafter
Pension	$4,776	$6,837	$6,723	$5,924	$6,677	$32,292
Postretirement	1,416	1,430	1,489	1,561	1,642	9,234

A one percentage point increase in the assumed health care trend rate would increase postretirement expense by approximately $213,000, changing the benefit obligation by approximately $2.0 million; while a one percentage point decrease in the assumed health care trend rate would decrease postretirement expense by approximately $201,000, changing the benefit obligation by approximately $1.9 million.

A one percentage point change in the assumed rate of return on the defined benefit pension plan assets is estimated to have an approximate $656,000 effect on pension expense. Additionally, a one percentage point increase in the discount rate is estimated to have a $1.4 million decrease in pension expense, while a one percentage point decrease in the discount rate is estimated to have a $1.6 million increase in pension expense.